Leases - Disclosure of lease expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total amount recognised in profit or loss
Interest on lease liabilities (Note 12)	¥ 3,113	¥ 3,655	¥ 3,894
Depreciation charge of right-of-use assets (Note 7)	12,389	12,367	¥ 12,298
COVID-19-related rent concessions from lessors	0	(3)
Low value and short-term lease rental	383	358
Total amount recognised in profit or loss	¥ 15,885	¥ 16,377